Stock-Based Compensation - Schedule of Assumptions Used in Black-Scholes Option-Pricing Method (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility, minimum	46.33%	46.47%
Expected stock-price volatility, maximum	69.38%	53.11%
Risk-free interest rate, minimum	1.47%	2.46%
Risk-free interest rate, maximum	2.60%	3.07%
Minimum [Member]
Term of options	5 years	5 years
Stock price	$ 0.60	$ 1.85
Maximum [Member]
Term of options	7 years	10 years
Stock price	$ 1.04	$ 3.40